Provisions - Summary of Provisions by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions	€ 1,011	€ 1,713
Reorganisation provisions [member]
Disclosure of other provisions [line items]
Other provisions	613	1,097	€ 1,482
Other provisions [member]
Disclosure of other provisions [line items]
Other provisions	€ 399	€ 616	€ 546